John Hancock Place Post Office Box 111 Boston, Massachusetts 02117 (617) 572-0320 Fax: (617) 572-9161 E-mail: pminella@jhancock.com Paula J. Minella AVP and Senior Counsel

VIA EDGAR

February 9, 2018

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company (U.S.A.) Separate Account A

“Accumulation Variable Life 2014”

File Nos. 811-4834 and 333-193994

“Protection Variable Universal Life 2017”

File Nos. 811-4834 and 333-217721 and

Commissioners:

Conveyed herewith via EDGAR for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is a post-effective amendment to the Form N-6 registration statement for the above-captioned Separate Account A (“Registrant”) relating to the Accumulation Variable Universal Life 2014 (“AVUL 14”) and Protection Variable Universal Life 2017 (“PVUL 17”) policies offered by John Hancock Life Insurance Company (U.S.A.).

Background of the amendment

The enclosed amendments to the AVUL 14 and PVUL 17 registration statements includes a prospectus for each product that describes a Critical Illness Benefit Rider that we plan to add as an optional supplementary benefit rider to newly-issued contracts on or after April 30, 2018. Our Critical Illness Benefit Rider is designed to pay the policy owner a one-time, lump sum benefit amount up to a maximum of $250,000 if the insured person is initially diagnosed with one of seven critical illnesses (as defined in the rider) (“Critical Illness”) while this rider is in force and after the waiting period has been satisfied, subject to all policy and rider provisions. Benefits under this rider will not begin until we receive proof of the insured person’s initial diagnosis of a Critical Illness. Once the Critical Illness Benefit Amount has been paid, this rider will terminate. The Critical Illness Benefit Amount is an amount that is separate from the death benefit and may be used for any purpose.

The additional disclosure about the Critical Illness Benefit Rider has been added to the “Rider Charges” the “Optional supplementary benefit riders you can add” and the “Tax considerations” sections of the prospectuses (“Critical Illness Disclosures”) for AVUL 14 and PVUL 17.

Aside from the Critical Illness Disclosures, we are not making any other material changes to the PVUL 17 prospectus.

The Registrant has amended the AVUL 14 prospectus to include (1) Critical Illness Disclosures and (2) applicable changes communicated by the Staff during the comment period for PVUL 17, which was declared effective on July 14, 2017.

Request for Expedited Selective Review

The Critical Illness Benefit Rider Disclosures are substantially the same for both AVUL 14 and PVUL 17. (The only difference is that the AVUL 14 prospectus refers to “Total Face Amount” and the PVUL 17 prospectus refers to the “Face Amount.”) Moreover, the AVUL 14 product does not differ from PVUL 17 product in any way that has any relevance to the disclosure for the Critical Illness Benefit Rider (aside from the distinction in the prior statement). We do not believe that the AVUL 14 prospectus filed herewith presents any different disclosure issues from the PVUL 17 prospectus.

Accordingly, we are hopeful that it will not require significant time for the Staff to review and comment on the enclosed filing, and the Registrant hereby requests expedited selective review.

In this regard, to help ensure that we will be able to commence offering the Critical Illness Benefit Rider in accordance with our current timetable, we would very much appreciate receiving any comments on the enclosed prospectuses, if possible, by April 2, 2018.

Registrant will file a post-effective amendment for AVUL 14 and PVUL 17 to respond to comments of the Commission staff and otherwise complete the enclosed filings prior to effectiveness, including adding updated underlying fund fees and expenses and related footnotes, and audited fiscal year end 2017 financial statements for the Registrant and the Depositor, and auditor’s consents.

Tandy Representations

The Registrant acknowledges and agrees that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filings effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Request for Acceleration

The Registrant and the Principal Underwriter expect to make an oral request for acceleration of the enclosed filings. The Registrant and its Principal Underwriter have authorized me to hereby state to the Commission on their behalf that they are aware of their obligations under the 1933 Act.

Please direct all questions to the undersigned at (617) 572-0320. Thank you.

Sincerely,

/s/ Paula Minella